Leasing - Maturities of Operating and Finance Leases After Adopting 2016-02 (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating leases
2026	$ 214
2027	202
2028	186
2029	174
2030	152
2031 and thereafter	784
Total lease payments	1,712
Less: Imputed interest	269
Total	$ 1,443	$ 1,321